Financial Risk Management - Credit Risk - Gross credit risk exposure (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial Risk Management
Assets associated with unit-linked insurance products and other products	$ 1,368.3	$ 1,204.0
Income taxes refundable	86.7	59.0
Credit risk
Financial Risk Management
Maximum exposure to credit risk	61,711.7	60,178.4
Credit risk | Cash and short term investments
Financial Risk Management
Maximum exposure to credit risk	$ 8,522.6	$ 8,092.8
Credit risk | Cash and short term investments | Canada and United States
Financial Risk Management
Risk exposure percentage	69.40%	59.10%
Credit risk | Cash and short term investments | Europe
Financial Risk Management
Risk exposure percentage	17.40%	24.00%
Credit risk | Cash and short term investments | Other foreign countries
Financial Risk Management
Risk exposure percentage	13.20%	16.90%
Credit risk | U.S. sovereign government and other sovereign government rated AA/Aa or higher
Financial Risk Management
Risk exposure percentage	30.00%	31.40%
Credit risk | U.S. sovereign government
Financial Risk Management
Maximum exposure to credit risk	$ 15,863.9	$ 16,273.5
Credit risk | Other sovereign government rated AA/Aa or higher
Financial Risk Management
Maximum exposure to credit risk	4,378.7	4,046.8
Credit risk | Other sovereign government rated AA/Aa or higher | Canada
Financial Risk Management
Bonds issued by government	2,294.1	2,471.6
Credit risk | Other sovereign government rated AA/Aa or higher | Australia
Financial Risk Management
Bonds issued by government	479.1	378.5
Credit risk | Other sovereign government rated AA/Aa or higher | United Kingdom
Financial Risk Management
Bonds issued by government	363.8	321.8
Credit risk | All other sovereign government
Financial Risk Management
Maximum exposure to credit risk	4,048.7	3,367.1
Credit risk | All other sovereign government | Greece
Financial Risk Management
Bonds issued by government	1,130.8	1,234.6
Credit risk | All other sovereign government | Brazil
Financial Risk Management
Bonds issued by government	673.9	884.4
Credit risk | All other sovereign government | India
Financial Risk Management
Bonds issued by government	628.5	44.6
Credit risk | Canadian provincials
Financial Risk Management
Maximum exposure to credit risk	446.9	243.5
Credit risk | U.S. states and municipalities
Financial Risk Management
Maximum exposure to credit risk	179.6	184.5
Credit risk | Corporate and other
Financial Risk Management
Maximum exposure to credit risk	$ 13,317.7	$ 13,325.6
Risk exposure percentage	19.80%	20.60%
Credit risk | Investments in first mortgage loans
Financial Risk Management
Maximum exposure to credit risk	$ 4,777.8	$ 4,685.4
Credit risk | Receivable from counterparties to derivative contracts
Financial Risk Management
Maximum exposure to credit risk	1,291.4	656.6
Credit risk | Insurance contract receivables
Financial Risk Management
Maximum exposure to credit risk	780.4	926.1
Credit risk | Reinsurance contracts assets held
Financial Risk Management
Maximum exposure to credit risk	10,682.6	10,887.7
Credit risk | Other assets
Financial Risk Management
Maximum exposure to credit risk	2,199.2	2,174.2
Assets associated with unit-linked insurance products and other products	1,368.3	1,204.0
Income taxes refundable	$ 86.7	$ 59.0